Transactions in Foreign Currency (Details) - Schedule of assets and liabilities - USD [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Transactions in Foreign Currency (Details) - Schedule of assets and liabilities [Line Items]
Cash and cash equivalents	$ 15,356	$ 993
Trade and other receivables	4,587	5,741
Advances to suppliers for work in progress	4,242	2,586
Assets	24,185	9,320
Trade and other payables	(11,314)	(5,975)
Interest-bearing loans and borrowings	(149,612)	(157,263)
Liabilities	(160,926)	(163,238)
Cross currency swap position	150,000	150,000
Net monetary position	$ 13,259	$ (3,918)